Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Decrease in Unrecognized Tax Benefits is Reasonably Possible	€ 34.0
Liability for unrecognized tax benefits	(227.1)	€ (208.7)
Deferred tax position	438.0	193.8
Deferred and other tax assets (liabilities)	210.9	(14.9)
Accrued interest and penalties recorded in the Consolidated Balance Sheets	76.6	68.5
Interest and penalties recorded in the Consolidated Statements of Operations	€ 9.0	€ 32.6	€ 4.2